Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Deferred tax assets:
Reserves	$ 216
Accrued expenses	127
Deferred revenue	9,899
Derivatives	40
Stock-based compensation	102
Investment in MarketWise, LLC	28,981
Net operating loss carryforwards	1,260
Investment in flow-through partnerships	296
Lease liabilities	158
Fixed asset	9
Charitable contributions	25
Intangibles	1,057
Total deferred tax assets	42,170
Deferred tax liabilities
Deferred expense	(3,959)
Related party interest	(53)
Right of use asset	(213)
Total deferred tax liabilities	(4,225)
Valuation allowance	(28,981)
Net deferred tax assets (liabilities)	$ 8,964